Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 3,590.6	$ 55.4	₨ 3,105.9
Service cost	860.6	13.3	513.3	₨ 504.7
Interest cost	454.6	7.0	256.1	182.4
Actuarial(gains)/ losses	774.5	11.9	(41.7)
Benefits paid	(454.7)	(7.0)	(243.0)
Projected benefit obligation, end of the period	5,225.6	80.6	3,590.6	3,105.9
Change in plan assets:
Fair value of plan assets, beginning of the period	2,879.3	44.4	2,428.8
Expected return on plan assets	389.7	6.0	212.3	166.2
Actuarial gains/(losses)	486.9	7.5	(136.9)
Actual return on plan assets	876.6	13.5	75.4
Employer contributions	601.0	9.3	618.1
Benefits paid	(454.7)	(7.0)	(243.0)
Fair value of plan assets, end of the period	3,902.2	$ 60.2	2,879.3	₨ 2,428.8
Funded Status	₨ (1,323.4)		₨ (711.3)		$ (20.4)